Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HEARTLAND GROUP INC
Entity Central Index Key	0000809586
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000147928
Shareholder Report [Line Items]
Fund Name	HEARTLAND MID CAP VALUE FUND
Class Name	INSTITUTIONAL
Trading Symbol	HNMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heartland Mid Cap Value Fund - Institutional Class for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">shareholderservices@heartlandfunds.com</a>
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Mid Cap Value Fund - Institutional	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

In a market where returns were concentrated among perceived AI beneficiaries, the Mid Cap Value Fund trailed the Russell Midcap® Value Index in the six months ended June 30, 2026.

WHAT FACTORS INFLUENCED PERFORMANCE?

Negative stock selection drove most of the Fund’s underperformance, with the majority of the selection drag coming from the Technology sector. This occurred despite Tech being the top absolute return contributor by a wide margin.

We recognize that even when markets correctly identify a technology’s profound impact, shareholder returns can remain uncertain for decades. The long-term beneficiaries of revolutionary advancements are often consumers and companies that harness those technologies as they become cheaper and more widely available—not necessarily infrastructure suppliers that can experience boom-bust cycles. That’s why the team remains disciplined, using our 10 Principles of Value Investing™ and scenario-based price targets to identify mispriced companies across AI’s winners, perceived losers, and overlooked opportunities.

Line Graph [Table Text Block]
Table Summary
	Heartland Mid Cap Value Fund - Institutional	Russell 3000® Index (Regulatory Benchmark)	Russell Midcap® Value Index
2016	$500,000	$500,000	$500,000
2016	$593,430	$543,961	$551,094
2017	$643,099	$658,903	$624,633
2018	$589,845	$624,365	$547,868
2019	$740,731	$818,036	$696,132
2020	$793,902	$988,906	$730,693
2021	$1,019,305	$1,242,670	$937,756
2022	$990,961	$1,003,992	$824,922
2023	$1,126,944	$1,264,596	$929,804
2024	$1,169,858	$1,565,668	$1,051,330
2025	$1,174,335	$1,834,109	$1,167,492
2026	$1,345,132	$2,033,587	$1,372,761

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Heartland Mid Cap Value Fund	1 Year	5 Year	10 Year
Mid Cap Value Fund - Institutional Class	14.22%	6.87%	10.40%
Russell 3000® Index (Regulatory Benchmark)	22.82%	12.31%	15.06%
Russell Midcap® Value Index	26.62%	9.48%	10.63%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

AssetsNet	$ 496,425,277
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,569,659
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$496,425,277 Number of Portfolio Holdings61 Portfolio Turnover Rate26% Net Advisory Fees Paid$1,569,659
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.0%
Consumer Staples	5.1%
Real Estate	5.5%
Materials	7.1%
Consumer Discretionary	8.4%
Information Technology	8.9%
Utilities	9.4%
Energy	9.7%
Financials	12.3%
Health Care	13.2%
Industrials	19.4%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Common Stock	99.0%
Cash, Cash Equivalents, & Other Net Assets	1.0%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Table Summary
Top 10	Top 10
Teledyne Technologies, Inc.	4.5%
EOG Resources, Inc.	3.7%
Exelon Corp.	3.4%
Public Storage	3.4%
Watsco, Inc.	3.1%
JB Hunt Transport Services, Inc.	3.1%
Becton Dickinson & Co.	2.9%
Keysight Technologies, Inc.	2.7%
NOV, Inc.	2.7%
Hershey Co.	2.6%

C000147929
Shareholder Report [Line Items]
Fund Name	HEARTLAND MID CAP VALUE FUND
Class Name	INVESTOR
Trading Symbol	HRMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heartland Mid Cap Value Fund - Investor Class for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">shareholderservices@heartlandfunds.com</a>
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Mid Cap Value Fund - Investor	$55	1.04%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

In a market where returns were concentrated among perceived AI beneficiaries, the Mid Cap Value Fund trailed the Russell Midcap® Value Index in the six months ended June 30, 2026.

WHAT FACTORS INFLUENCED PERFORMANCE?

Negative stock selection drove most of the Fund’s underperformance, with the majority of the selection drag coming from the Technology sector. This occurred despite Tech being the top absolute return contributor by a wide margin.

We recognize that even when markets correctly identify a technology’s profound impact, shareholder returns can remain uncertain for decades. The long-term beneficiaries of revolutionary advancements are often consumers and companies that harness those technologies as they become cheaper and more widely available—not necessarily infrastructure suppliers that can experience boom-bust cycles. That’s why the team remains disciplined, using our 10 Principles of Value Investing™ and scenario-based price targets to identify mispriced companies across AI’s winners, perceived losers, and overlooked opportunities.

Line Graph [Table Text Block]
Table Summary
	Heartland Mid Cap Value Fund - Investor	Russell 3000® Index (Regulatory Benchmark)	Russell Midcap® Value Index
2016	$10,000	$10,000	$10,000
2016	$11,854	$10,879	$11,022
2017	$12,815	$13,178	$12,493
2018	$11,716	$12,487	$10,957
2019	$14,680	$16,361	$13,923
2020	$15,698	$19,778	$14,614
2021	$20,113	$24,853	$18,755
2022	$19,507	$20,080	$16,498
2023	$22,115	$25,292	$18,596
2024	$22,916	$31,313	$21,027
2025	$22,943	$36,682	$23,350
2026	$26,245	$40,672	$27,455

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Heartland Mid Cap Value Fund	1 Year	5 Year	10 Year
Mid Cap Value Fund - Investor Class	14.02%	6.61%	10.13%
Russell 3000® Index (Regulatory Benchmark)	22.82%	12.31%	15.06%
Russell Midcap® Value Index	26.62%	9.48%	10.63%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

AssetsNet	$ 496,425,277
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,569,659
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$496,425,277 Number of Portfolio Holdings61 Portfolio Turnover Rate26% Net Advisory Fees Paid$1,569,659
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.0%
Consumer Staples	5.1%
Real Estate	5.5%
Materials	7.1%
Consumer Discretionary	8.4%
Information Technology	8.9%
Utilities	9.4%
Energy	9.7%
Financials	12.3%
Health Care	13.2%
Industrials	19.4%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Common Stock	99.0%
Cash, Cash Equivalents, & Other Net Assets	1.0%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Table Summary
Top 10	Top 10
Teledyne Technologies, Inc.	4.5%
EOG Resources, Inc.	3.7%
Exelon Corp.	3.4%
Public Storage	3.4%
Watsco, Inc.	3.1%
JB Hunt Transport Services, Inc.	3.1%
Becton Dickinson & Co.	2.9%
Keysight Technologies, Inc.	2.7%
NOV, Inc.	2.7%
Hershey Co.	2.6%

C000063872
Shareholder Report [Line Items]
Fund Name	HEARTLAND VALUE PLUS FUND
Class Name	INSTITUTIONAL
Trading Symbol	HNVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heartland Value Plus Fund - Institutional Class for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">shareholderservices@heartlandfunds.com</a>
Additional Information Website	https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Plus Fund - Institutional	$53	0.95%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

The Value Plus Fund outpaced the Russell 2000® Value Index in the six months ended June 30, 2026, as small cap value participated in a strengthening economic environment.

WHAT FACTORS INFLUENCED PERFORMANCE?

Security selection was mixed. Our selection effect was positive in Materials, Consumer Discretionary, and Information Technology, but negative in Energy, Financials and Health Care. The AI trade continues to be the market’s dominant theme, and our Technology holdings outperformed the benchmark’s, even in a low-quality rally.

Several top-contributing stocks to our Fund’s performance were semiconductor and electrical equipment manufacturers benefiting from the AI buildout. Many of them are long-standing holdings that recently added data centers as a new end market. This shows that while the AI trade has been marked by speculation, not all strong businesses are being left behind. We continue to find opportunities that adhere to our 10 Principles of Value Investing™, which focuses on fundamental factors such as strong balance sheets and attractive valuation characteristics.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Heartland Value Plus Fund - Institutional	Russell 3000® Index (Regulatory Benchmark)	Russell 2000® Value Index
2016	$500,000	$500,000	$500,000
2016	$628,415	$543,961	$620,937
2017	$691,710	$658,903	$669,605
2018	$602,113	$624,365	$583,467
2019	$760,432	$818,036	$714,129
2020	$858,762	$988,906	$747,223
2021	$1,074,423	$1,242,670	$958,466
2022	$1,023,365	$1,003,992	$819,648
2023	$1,044,999	$1,264,596	$939,756
2024	$1,044,811	$1,565,668	$1,015,387
2025	$1,058,383	$1,834,109	$1,143,271
2026	$1,325,945	$2,033,587	$1,406,159

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Heartland Value Plus Fund	1 Year	5 Year	10 Year
Value Plus Fund - Institutional Class	35.61%	4.37%	10.24%
Russell 3000® Index (Regulatory Benchmark)	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 330,414,800
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 1,078,602
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$330,414,800 Number of Portfolio Holdings56 Portfolio Turnover Rate15% Net Advisory Fees Paid$1,078,602
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.4%
Consumer Staples	2.7%
Utilities	3.0%
Energy	6.6%
Materials	7.2%
Real Estate	7.8%
Consumer Discretionary	10.1%
Health Care	10.6%
Information Technology	12.7%
Industrials	14.2%
Financials	24.7%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Common Stock	99.6%
Cash, Cash Equivalents, & Other Net Assets	0.4%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Table Summary
Top 10	Top 10
Materion Corp.	3.4%
Royalty Pharma PLC (Class A)	3.2%
Lamar Advertising Co. (Class A)	3.1%
Littelfuse, Inc.	3.0%
FNB Corp.	3.0%
Associated Banc-Corp	3.0%
Renasant Corp.	2.9%
Seacoast Banking Corp. of Florida	2.8%
Envista Holdings Corp.	2.6%
Silicon Motion Technology Corp. (ADR)	2.5%

C000009766
Shareholder Report [Line Items]
Fund Name	HEARTLAND VALUE PLUS FUND
Class Name	INVESTOR
Trading Symbol	HRVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heartland Value Plus Fund - Investor Class for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">shareholderservices@heartlandfunds.com</a>
Additional Information Website	https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Plus Fund - Investor	$67	1.20%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

The Value Plus Fund outpaced the Russell 2000® Value Index in the six months ended June 30, 2026, as small cap value participated in a strengthening economic environment.

WHAT FACTORS INFLUENCED PERFORMANCE?

Security selection was mixed. Our selection effect was positive in Materials, Consumer Discretionary, and Information Technology, but negative in Energy, Financials and Health Care. The AI trade continues to be the market’s dominant theme, and our Technology holdings outperformed the benchmark’s, even in a low-quality rally.

Several top-contributing stocks to our Fund’s performance were semiconductor and electrical equipment manufacturers benefiting from the AI buildout. Many of them are long-standing holdings that recently added data centers as a new end market. This shows that while the AI trade has been marked by speculation, not all strong businesses are being left behind. We continue to find opportunities that adhere to our 10 Principles of Value Investing™, which focuses on fundamental factors such as strong balance sheets and attractive valuation characteristics.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Heartland Value Plus Fund - Investor	Russell 3000® Index (Regulatory Benchmark)	Russell 2000® Value Index
2016	$10,000	$10,000	$10,000
2016	$12,551	$10,879	$12,419
2017	$13,783	$13,178	$13,392
2018	$11,974	$12,487	$11,669
2019	$15,089	$16,361	$14,283
2020	$16,995	$19,778	$14,944
2021	$21,218	$24,853	$19,169
2022	$20,167	$20,080	$16,393
2023	$20,536	$25,292	$18,795
2024	$20,473	$31,313	$20,308
2025	$20,690	$36,682	$22,865
2026	$25,893	$40,672	$28,123

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Heartland Value Plus Fund	1 Year	5 Year	10 Year
Value Plus Fund - Investor Class	35.31%	4.12%	9.98%
Russell 3000® Index (Regulatory Benchmark)	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 330,414,800
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 1,078,602
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$330,414,800 Number of Portfolio Holdings56 Portfolio Turnover Rate15% Net Advisory Fees Paid$1,078,602
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.4%
Consumer Staples	2.7%
Utilities	3.0%
Energy	6.6%
Materials	7.2%
Real Estate	7.8%
Consumer Discretionary	10.1%
Health Care	10.6%
Information Technology	12.7%
Industrials	14.2%
Financials	24.7%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Common Stock	99.6%
Cash, Cash Equivalents, & Other Net Assets	0.4%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Table Summary
Top 10	Top 10
Materion Corp.	3.4%
Royalty Pharma PLC (Class A)	3.2%
Lamar Advertising Co. (Class A)	3.1%
Littelfuse, Inc.	3.0%
FNB Corp.	3.0%
Associated Banc-Corp	3.0%
Renasant Corp.	2.9%
Seacoast Banking Corp. of Florida	2.8%
Envista Holdings Corp.	2.6%
Silicon Motion Technology Corp. (ADR)	2.5%

C000063871
Shareholder Report [Line Items]
Fund Name	HEARTLAND VALUE FUND
Class Name	INSTITUTIONAL
Trading Symbol	HNTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heartland Value Fund - Institutional Class for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">shareholderservices@heartlandfunds.com</a>
Additional Information Website	https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Fund - Institutional	$51	0.91%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

In a market where small caps have been strengthening, the Value Fund outpaced the Russell 2000® Value Index in the six months ended June 30, 2026.

WHAT FACTORS INFLUENCED PERFORMANCE?

Security selection explained the vast majority of the Fund’s outperformance. Selection effect was positive in 8 of 11 sectors, led by Financials and Consumer Discretionary. Though speculation continues to drive this AI-focused market, the Fund’s Technology holdings outpaced the benchmark. Two of the Fund’s top three contributors were semiconductor equipment makers viewed as beneficiaries of the data center buildout.

Lately, we have been trimming our Tech exposure as valuation characteristics have deteriorated. Our 10 Principles of Value Investing™ require us to focus on fundamental factors, and we are constantly assessing the risk/reward characteristics of our holdings. Meanwhile, we have been adding exposure to other areas overlooked by the AI boom or that appear to be overly punished due to disruption fears.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Heartland Value Fund - Institutional	Russell 3000® Index (Regulatory Benchmark)	Russell 2000® Value Index
2016	$500,000	$500,000	$500,000
2016	$592,147	$543,961	$620,937
2017	$642,996	$658,903	$669,605
2018	$565,948	$624,365	$583,467
2019	$668,585	$818,036	$714,129
2020	$757,562	$988,906	$747,223
2021	$923,911	$1,242,670	$958,466
2022	$832,375	$1,003,992	$819,648
2023	$976,442	$1,264,596	$939,756
2024	$1,131,524	$1,565,668	$1,015,387
2025	$1,314,474	$1,834,109	$1,143,271
2026	$1,652,941	$2,033,587	$1,406,159

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Heartland Value Fund	1 Year	5 Year	10 Year
Value Fund - Institutional Class	42.07%	13.16%	12.70%
Russell 3000® Index (Regulatory Benchmark)	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,169,448,092
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 3,800,286
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$1,169,448,092 Number of Portfolio Holdings106 Portfolio Turnover Rate25% Net Advisory Fees Paid$3,800,286
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.5%
Communication Services	2.0%
Consumer Staples	2.1%
Utilities	2.8%
Energy	6.2%
Real Estate	7.2%
Materials	7.6%
Health Care	8.6%
Information Technology	9.2%
Consumer Discretionary	11.2%
Industrials	18.7%
Financials	23.9%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Common Stock	99.5%
Cash, Cash Equivalents, & Other Net Assets	0.5%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Table Summary
Top 10	Top 10
Silicon Motion Technology Corp. (ADR)	2.6%
Centerra Gold, Inc.	2.4%
Encore Capital Group, Inc.	2.4%
Capital City Bank Group, Inc.	2.1%
Century Communities, Inc.	2.1%
Teleflex, Inc.	2.1%
EZCORP, Inc. (Class A)	2.1%
Texas Capital Bancshares, Inc.	2.0%
NWPX Infrastructure, Inc.	1.8%
EVERTEC, Inc.	1.8%

C000009765
Shareholder Report [Line Items]
Fund Name	HEARTLAND VALUE FUND
Class Name	INVESTOR
Trading Symbol	HRTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Heartland Value Fund - Investor Class for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">shareholderservices@heartlandfunds.com</a>
Additional Information Website	https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Fund - Investor	$61	1.09%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

In a market where small caps have been strengthening, the Value Fund outpaced the Russell 2000® Value Index in the six months ended June 30, 2026.

WHAT FACTORS INFLUENCED PERFORMANCE?

Security selection explained the vast majority of the Fund’s outperformance. Selection effect was positive in 8 of 11 sectors, led by Financials and Consumer Discretionary. Though speculation continues to drive this AI-focused market, the Fund’s Technology holdings outpaced the benchmark. Two of the Fund’s top three contributors were semiconductor equipment makers viewed as beneficiaries of the data center buildout.

Lately, we have been trimming our Tech exposure as valuation characteristics have deteriorated. Our 10 Principles of Value Investing™ require us to focus on fundamental factors, and we are constantly assessing the risk/reward characteristics of our holdings. Meanwhile, we have been adding exposure to other areas overlooked by the AI boom or that appear to be overly punished due to disruption fears.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Heartland Value Fund - Investor	Russell 3000® Index (Regulatory Benchmark)	Russell 2000® Value Index
2016	$10,000	$10,000	$10,000
2016	$11,835	$10,879	$12,419
2017	$12,832	$13,178	$13,392
2018	$11,273	$12,487	$11,669
2019	$13,297	$16,361	$14,283
2020	$15,044	$19,778	$14,944
2021	$18,324	$24,853	$19,169
2022	$16,493	$20,080	$16,393
2023	$19,318	$25,292	$18,795
2024	$22,347	$31,313	$20,308
2025	$25,919	$36,682	$22,865
2026	$32,568	$40,672	$28,123

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Heartland Value Fund	1 Year	5 Year	10 Year
Value Fund - Investor Class	41.87%	13.00%	12.53%
Russell 3000® Index (Regulatory Benchmark)	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,169,448,092
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 3,800,286
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$1,169,448,092 Number of Portfolio Holdings106 Portfolio Turnover Rate25% Net Advisory Fees Paid$3,800,286
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.5%
Communication Services	2.0%
Consumer Staples	2.1%
Utilities	2.8%
Energy	6.2%
Real Estate	7.2%
Materials	7.6%
Health Care	8.6%
Information Technology	9.2%
Consumer Discretionary	11.2%
Industrials	18.7%
Financials	23.9%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Common Stock	99.5%
Cash, Cash Equivalents, & Other Net Assets	0.5%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Table Summary
Top 10	Top 10
Silicon Motion Technology Corp. (ADR)	2.6%
Centerra Gold, Inc.	2.4%
Encore Capital Group, Inc.	2.4%
Capital City Bank Group, Inc.	2.1%
Century Communities, Inc.	2.1%
Teleflex, Inc.	2.1%
EZCORP, Inc. (Class A)	2.1%
Texas Capital Bancshares, Inc.	2.0%
NWPX Infrastructure, Inc.	1.8%
EVERTEC, Inc.	1.8%